KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

COMMON STOCKS - 88.7%	Shares	Value
Communications - 13.4%
Entertainment Content - 7.5%
ViacomCBS, Inc. - Class B	81,660	$ 2,274,231
Walt Disney Company (The)	18,200	2,400,034
		4,674,265
Telecommunications - 5.9%
AT&T, Inc.	86,692	2,584,288
Verizon Communications, Inc.	19,300	1,143,911
		3,728,199
Consumer Discretionary - 8.9%
Automotive - 7.7%
General Motors Company	92,720	2,747,294
Honda Motor Company Ltd. - ADR	82,900	2,120,582
		4,867,876
Retail - Discretionary - 1.2%
Nordstrom, Inc.	46,100	737,600

Consumer Staples - 2.4%
Retail - Consumer Staples - 2.4%
Walgreen Boots Alliance, Inc.	38,950	1,480,879

Energy - 8.7%
Oil & Gas Producers - 7.3%
BP plc - ADR	89,120	1,865,281
Occidental Petroleum Corporation	36,800	468,832
Royal Dutch Shell plc - Class A - ADR	39,454	1,170,995
Valero Energy Corporation	20,400	1,072,836
		4,577,944
Oil & Gas Services & Equipment - 1.4%
Schlumberger Ltd.	47,555	904,021

Financials - 17.5%
Banking - 9.5%
Bank of America Corporation	108,970	2,804,888
Citigroup, Inc.	50,500	2,581,560
Truist Financial Corporation	15,300	593,793
		5,980,241

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.7% (Continued)	Shares	Value
Financials - 17.5% (Continued)
Insurance - 6.7%
Everest Re Group Ltd.	1,400	$ 308,112
Hartford Financial Services Group, Inc. (The)	29,250	1,183,163
Lincoln National Corporation	74,850	2,698,342
		4,189,617
Specialty Finance - 1.3%
Capital One Financial Corporation	11,640	803,509

Health Care - 14.0%
Biotech & Pharma - 7.9%
Bristol-Myers Squibb Company	7,650	475,830
Merck & Company, Inc.	17,430	1,486,256
Pfizer, Inc.	29,300	1,107,247
Roche Holding AG - ADR	43,000	1,879,100
		4,948,433
Health Care Facilities & Services - 6.1%
Cardinal Health, Inc.	54,965	2,790,024
McKesson Corporation	6,880	1,055,667
		3,845,691
Industrials - 11.1%
Electrical Equipment - 7.1%
Acuity Brands, Inc.	21,050	2,300,555
Johnson Controls International plc	52,599	2,142,357
		4,442,912
Transportation & Logistics - 4.0%
FedEx Corporation	7,600	1,670,784
United Parcel Service, Inc. - Class B	5,300	867,186
		2,537,970
Materials - 8.7%
Chemicals - 8.7%
Corteva, Inc.	45,349	1,294,714
Dow, Inc.	28,899	1,303,923
DuPont de Nemours, Inc.	15,700	875,432
Mosaic Company (The)	108,150	1,971,574
		5,445,643

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.7% (Continued)	Shares	Value
Technology - 4.0%
Semiconductors - 1.6%
Applied Materials, Inc.	16,760	$ 1,032,416

Technology Hardware - 2.4%
Cisco Systems, Inc.	35,600	1,503,032

Total Common Stocks (Cost $62,683,248)		$ 55,700,248

WARRANTS - 0.0% (a)	Shares	Value
Energy - 0.0% (a)
Oil & Gas Producers - 0.0% (a)
Occidental Petroleum Corporation (b) (Cost $0)	4,600	$ 13,570

MONEY MARKET FUNDS - 11.1%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Shares, 0.004% (c) (Cost $6,997,562)	6,997,562	$ 6,997,562

Investments at Value - 99.8% (Cost $69,680,810)		$ 62,711,380

Other Assets in Excess of Liabilities - 0.2%		97,506

Net Assets - 100.0%		$ 62,808,886

ADR-	American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2020.

See accompanying notes to Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

1.	Securities Valuation

Kempner Multi-Cap Deep Value Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,700,248	$-	$-	$55,700,248
Warrants	13,570	-	-	13,570
Money Market Funds	6,997,562	-	-	6,997,562
Total	$62,711,380	$-	$-	$62,711,380

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2020:

Tax cost of portfolio investments	$69,680,810
Gross unrealized appreciation	$6,539,481
Gross unrealized depreciation	(13,508,911)
Net unrealized depreciation	$(6,969,430)